Defined Benefit Plans - Summary of Defined Benefit Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [Line Items]
Defined benefit plans	€ 384	€ 457	€ 546
Defined benefit assets	124	119
Defined benefit liabilities	507	576
Reimbursement rights	28	9
Aegon Ltd. [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans	51	53
Defined benefit liabilities	51	53
Reimbursement rights	16	5
Present value of the expected guaranteed premiums and management fees	(33)	(44)
Retirement Benefit Plans [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans	217	269	368
Retirement Benefit Plans [member] | Aegon Ltd. [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans	49	50
Defined benefit liabilities	49	50
Other Post Employment Benefit Plans [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans	167	189	€ 178
Other Post Employment Benefit Plans [member] | Aegon Ltd. [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans	2	3
Defined benefit liabilities	2	3
Retirement benefit plans in surplus [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit assets	95	110
Reimbursement Rights [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit assets	28	9
Retirement benefit plans in deficit [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit liabilities	340	388
Reimbursement Rights Retirement Benefit Plans [Member] | Aegon Ltd. [member]
Disclosure of defined benefit plans [Line Items]
Reimbursement rights	49	50
Other post-employment benefit plans in deficit [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit liabilities	€ 167	€ 189